Document and Entity Information	Jan. 12, 2020
Cover [Abstract]
Entity Registrant Name	HEXCEL CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000717605
Document Type	8-K
Document Period End Date	Jan. 12, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-8472
Entity Tax Identification Number	94-1109521
Entity Address, Address Line One	Two Stamford Plaza
Entity Address, Address Line Two	281 Tresser Boulevard
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901-3238
City Area Code	(203)
Local Phone Number	969-0666
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HXL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false